S000041444 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	138 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI USA Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.08%	14.56%	13.08%
MSCI USA Sector Neutral Quality Index (Spliced) (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	22.42%	13.78%	13.09%
iShares MSCI USA Quality Factor ETF
Prospectus [Line Items]
Average Annual Return, Percent		22.23%	13.57%	12.90%
Performance Inception Date					Jul. 16, 2013
iShares MSCI USA Quality Factor ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		21.93%	13.20%	12.47%
iShares MSCI USA Quality Factor ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		13.37%	10.81%	10.67%

[1]	The MSCI USA Sector Neutral Quality Index (Spliced) reflects the performance of the MSCI USA Quality Index through August 31, 2015 and the MSCI USA Sector Neutral Quality Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.